Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings		$ 73,455		$ 41,224		$ 46,649
Other comprehensive income (loss)
Change in fair value of interest rate swap agreements designated as cash flow hedges (Note 24)	[1]	(2,027)	[2]	(3,057)	[3]	1,433	[4]
Reclassification adjustments for amounts recognized in earnings related to interest rate swap agreements (Note 24)		0		(503)		(531)
Change in cumulative translation adjustments	[5]	(3,028)	[6]	(7,798)		(153)
Net gain (loss) arising from hedge of a net investment in foreign operations (Note 24)	[7]	5,724	[8]	10,235	[9]	(9,421)
Items that will be reclassified subsequently to net earnings		669		(1,123)		(8,672)
Remeasurement of defined benefit liability (Note 20)	[10]	(480)	[11]	589	[12]	2,286	[13]
Items that will not be reclassified subsequently to net earnings		(480)		589		2,286
Other comprehensive income (loss)		189		(534)		(6,386)
Comprehensive income for the year		73,644		40,690		40,263
Comprehensive income (loss) for the year attributable to:
Company shareholders		73,006		40,783		40,828
Non-controlling interests		638		(93)		(565)
Comprehensive income for the year		$ 73,644		$ 40,690		$ 40,263

[1]	Presented net of deferred income tax benefit of $658 in 2020, $359 in 2019 and $463 in 2018.
[2]	Presented net of deferred income tax benefit of $658.
[3]	Presented net of deferred income tax benefit of $359.
[4]	Presented net of deferred income tax benefit of $463
[5]	Presented net of deferred income tax expense of $281 in 2020, nil in 2019 and 2018.
[6]	Presented net of deferred income tax expense of $281.
[7]	Presented net of deferred income tax expense of $764 in 2020, $45 in 2019 and nil in 2018.
[8]	Presented net of deferred income tax expense of $764.
[9]	Presented net of deferred income tax expense of $45.
[10]	Presented net of deferred income tax (benefit) expense of ($216) in 2020, $173 in 2019, and $730 in 2018.
[11]	Presented net of deferred income tax benefit of $216.
[12]	Presented net of deferred income tax expense of $173.
[13]	Presented net of deferred income tax expense of $730.